Non-controlling Interest ("NCI") (Tables)	12 Months Ended
Mar. 31, 2025
Interests In Other Entities [Abstract]
Non-controlling Interest
The change in non-controlling interest is as follows:

	Bevo	Other	Total
	$	$	$
Balance, March 31, 2023	32,904	(1,843)	31,061
Discontinued operations (Note 8)	—	2,572	2,572
Change in ownership interests in net assets	12,208	—	12,208
Share of loss for the period	(3,519)	(225)	(3,744)
Balance, March 31, 2024	41,593	504	42,097
Share of loss for the period	(677)	—	(677)
Balance, March 31, 2025	40,916	504	41,420
The following table is a summary of financial information for material subsidiaries that have a non-controlling interest:

Summary of Statement of Financial Position	March 31, 2025	March 31, 2024
	$	$
Current assets	46,522	35,813
Non-current assets	141,359	91,759
Current liabilities	38,242	62,323
Non-current liabilities	55,335	4,900